ASSETS HELD FOR SALE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Assets Held For Sale
ASSETS HELD FOR SALE

NOTE 9. ASSETS HELD FOR SALE

On February 7, 2024, the Company closed the operation of the Saugerties, NY store. The decision was based on management’s plan to maximize the profitability of the grocery segment. The Company transferred all operating assets and liabilities to other neighboring stores. The building, which is owned by the Company, has a net carrying value of approximately $544,000 and was put up for sale in February at its fair market value. The Company has classified the building as held for sale in accordance with ASC 360, “Property, Plant, and Equipment.” The building was previously classified as property, plant, and equipment (PP&E) and included in long-term assets.

On July 24, 2024, the Company finalized the closing of Saugerties, NY building sale with all parties involved and received net proceeds of $695,000. The building was sold at fair market value of $749,000 and the Company paid approximately $54,000 in legal fees, commission and other miscellaneous expenses. The title and deed were transferred on the closing date.

NOTE 9. ASSETS HELD FOR SALE

On February 7, 2024, the Company closed the operation of the Saugerties, NY store. The decision was based on management’s plan to maximize the profitability of the grocery segment. The Company transferred all operating assets and liabilities to other neighboring stores. The building, which is owned by the Company, has a net carrying value of approximately $544,000 and was put up for sale in February at its fair market value. The Company has classified the building as held for sale in accordance with ASC 360, “Property, Plant, and Equipment.” The building was previously classified as property, plant, and equipment (PP&E) and included in long-term assets.

On July 24, 2024, the Company finalized the closing of Saugerties, NY building sale with all parties involved and received net proceeds of $695,000. The building was sold at fair market value of $749,000 and the Company paid approximately $54,000 in legal fees, commission and other miscellaneous expenses. The title and deed were transferred on the closing date.